Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Apr. 30, 2024 JPY (¥)	May 01, 2023 JPY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 28,309,600	$ 185,819	¥ 38,979,600
Less: Allowance for expected credit loss
Add: Consumption tax receivable			1,732,329
Accounts receivable, net	¥ 28,309,600	$ 185,819	¥ 40,711,929